Leases (Details) - Schedule of analyzed for reporting purposes - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Analyzed For Reporting Purposes Abstract
Current maturities of operating lease liability	$ 88
Long-term portion of operating lease liability	184
Total	$ 272